Net Income Per Share	12 Months Ended
Dec. 31, 2014
Net Income Per Share [Abstract]
Net Income Per Share
17.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	2012	2013	2014

Net income attributable to Qihoo 360 Technology Co. Ltd	46,746	99,652	222,768
Undistributed earnings allocated to participating unvested shares (i)	2,049	3,175	3,848

Net income attributable to Class A and Class B ordinary shareholders for computing basic net income per ordinary share	44,697	96,477	218,920

Net income attributable to nonvested shareholders for computing basic net income per participating unvested shares (i)	2,049	3,175	3,848

Weighted average ordinary shares outstanding used in computing basic net income per Class A and Class B ordinary share	168,709,221	174,727,288	181,909,716
Weighted average shares used in calculating net income per participating unvested share-basic	7,733,645	5,749,393	3,197,500
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed exercise of stock options and nonvested shares using the treasury stock method	7,180,369	12,560,169	12,384,156
Weighted average ordinary shares outstanding used in computing diluted net income per Class A and Class B ordinary share (i)	183,623,235	193,036,850	197,491,372

Net income per Class A and Class B ordinary share-basic	0.26	0.55	1.20
Net income per participating unvested share-basic	0.26	0.55	1.20
Net income per Class A and Class B ordinary share-diluted	0.25	0.52	1.13

(i)	The net income attributable to Qihoo 360 Technology Co. Ltd. was allocated among Class A and Class B ordinary shares, and certain nonvested shares pro rata on the basis of their right to participate in dividends.

For the year 2012, 2013 and 2014, 4,990,513, 533,054 and 244,797 share options were excluded as their effect was anti-dilutive, respectively.

For the year 2012, 2013 and 2014, nil, 2,578,779 and 13,116,846 ordinary shares resulting from the assumed conversions of Convertible Senior Notes were excluded from the calculation of diluted net income per share as their effect was anti-dilutive.